Convertible notes (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] CNY	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Aggregate principal amount					$ 65,000		$ 50,000
Interest rate	7.00%	7.00%			7.00%	7.00%	7.00%	7.00%
Conversion price per share						2.838		2.838
Proceeds from issuance of convertible notes	117,617	730,493			65,000	412,292	50,000	318,201
Issuance costs incurred					2,296	14,260	686	4,258
Maturity date					Apr. 27, 2017	Apr. 27, 2017	Oct. 03, 2017	Oct. 03, 2017
Guaranteed internal rate of return					12.00%	12.00%	12.00%	12.00%
Threshold amount of new debt which must be approved					$ 22,000		$ 87,000